Prepayments and Other Receivables	12 Months Ended
Dec. 31, 2020
Prepayments and Other Receivables
Prepayments and Other Receivables

(6) Prepayments and Other Receivables

Prepayments and other receivables consisted of the following:

	December 31, 2020		December 31, 2019
	RMB	US$	RMB
Lease prepayments, current portion	534	82	524
Other receivables	569	87	534
	1,103	169	1,058